Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Comprehensive income [abstract]
Revenues		$ 18,562	$ 18,212	$ 16,311
Cost of sales		12,975	12,709	10,996
Gross profit		5,587	5,503	5,315
Operating expenses:
Selling and marketing expenses		842	776	692
Administrative expenses		911	902	868
Total operating expenses		1,753	1,678	1,560
Operating profit		3,834	3,825	3,755
Other income, net		568	335	308
Finance cost		56	35	27
Profit before income taxes		4,346	4,125	4,036
Income tax expense		1,177	1,142	1,068
Net profit		3,169	2,983	2,968
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of the net defined benefit liability / asset, net	[1]	15	4	(11)
Equity instruments through other comprehensive income, net	[1]	2	(3)	12
Other comprehensive income that will not be reclassified to profit or loss, net of tax		17	1	1
Items that will be reclassified subsequently to profit or loss:
Fair valuation of investments, net	[1]	17	(30)	(6)
Fair value changes on derivatives designated as cash flow hedge, net	[1]	1	(1)	(1)
Exchange differences on translation of foreign operations		(117)	(697)	(320)
Total other comprehensive income that will be reclassified to profit or loss, net of tax		(99)	(728)	(327)
Total other comprehensive income/(loss), net of tax		(82)	(727)	(326)
Total comprehensive income		3,087	2,256	2,642
Profit attributable to:
Owners of the company		3,167	2,981	2,963
Non-controlling interests		2	2	5
Net profit		3,169	2,983	2,968
Total comprehensive income attributable to:
Owners of the company		3,086	2,254	2,637
Non-controlling interests		1	2	5
Total comprehensive income		$ 3,087	$ 2,256	$ 2,642
Earnings per equity share
Basic (in $ per share)		$ 0.77	$ 0.71	$ 0.7
Diluted (in $ per share)		$ 0.76	$ 0.71	$ 0.7
Weighted average equity shares used in computing earnings per equity share
Basic (in shares)		4,138,568,090	4,180,897,857	4,209,546,724
Diluted (in shares)		4,144,680,425	4,187,731,070	4,218,525,134

[1]	net of taxes